Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 30, 2012
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers Cadence Capital Appreciation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers Cadence Capital Appreciation Fund's (the "Fund" or "Capital Appreciation Fund") investment objective is to seek growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 163%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	163.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect the operating expenses of the Fund and certain expense offset items.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the
		impact of the Fund's contractual expense limitation through October 1, 2013.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in common stocks of U.S. companies with market capitalizations of $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).
The Fund primarily invests in common stocks of large capitalization companies.
Cadence Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics.
In making investment decisions for the Fund, the Subadvisor considers companies in the Russell 1000 ® Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on capital, and a series of value criteria, such as price-to- earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as  strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability.
The Fund may invest a portion of its assets in real estate investment trusts
		("REITs"). Generally, the Fund will hold between approximately 70-95 securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk -growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk -the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk -particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk -market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk -the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk -investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk -companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general
		market conditions.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. The performance information for the Fund's Investor Class shares
(formerly Class A shares of the Fund, which were renamed Investor Class shares as of the date of this Prospectus) for periods prior to November 30, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until November 30, 2012. As always, past performance of the Fund
(before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit
www.managersinvest.com or call 800.835.3879.

The performance information shown in the bar chart is that of the Fund's
Institutional Class shares, and the performance information shown in the bar chart and table includes historical performance of the Fund for periods prior to
September 27, 2010, which was the date the Fund was reorganized from the Allianz
		CCM Capital Appreciation Fund to the Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/11 (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 13.75% (3rd Quarter 2009) Worst Quarter: -22.41% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for Service Class and Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional
Class shares only. After-tax returns for Service Class and Investor Class shares
		will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Russell 1000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.72%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	441
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	993
Annual Return 2002	rr_AnnualReturn2002	(23.32%)
Annual Return 2003	rr_AnnualReturn2003	27.12%
Annual Return 2004	rr_AnnualReturn2004	12.56%
Annual Return 2005	rr_AnnualReturn2005	9.42%
Annual Return 2006	rr_AnnualReturn2006	7.09%
Annual Return 2007	rr_AnnualReturn2007	17.55%
Annual Return 2008	rr_AnnualReturn2008	(42.54%)
Annual Return 2009	rr_AnnualReturn2009	22.90%
Annual Return 2010	rr_AnnualReturn2010	16.07%
Annual Return 2011	rr_AnnualReturn2011	(2.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.41%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.70%)
5 Years	rr_AverageAnnualReturnYear05	(1.28%)
10 Years	rr_AverageAnnualReturnYear10	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.79%)
5 Years	rr_AverageAnnualReturnYear05	(1.75%)
10 Years	rr_AverageAnnualReturnYear10	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.64%)
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10	1.57%
Since Inception	rr_AverageAnnualReturnSinceInception
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.97%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	576
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,286
Label	rr_AverageAnnualReturnLabel	Service Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.95%)
5 Years	rr_AverageAnnualReturnYear05	(1.52%)
10 Years	rr_AverageAnnualReturnYear10	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.12%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	656
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,458
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.07%)
5 Years	rr_AverageAnnualReturnYear05	(1.66%)
10 Years	rr_AverageAnnualReturnYear10	1.48%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect the operating expenses of the Fund and certain expense offset items.
[2]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.72% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Institutional Class, Service Class and Investor Class shares would be 0.72%, 0.97% and 1.12%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.